Commitments and Contingencies (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Commitments and Contingencies [Line Items]
Operating lease commitments	$ 99,012
2019 [Member]
Commitments and Contingencies [Line Items]
Operating lease commitments	28,262
2020 [Member]
Commitments and Contingencies [Line Items]
Operating lease commitments	20,125
2021 [Member]
Commitments and Contingencies [Line Items]
Operating lease commitments	15,783
2022 [Member]
Commitments and Contingencies [Line Items]
Operating lease commitments	10,064
2023 and Thereafter [Member]
Commitments and Contingencies [Line Items]
Operating lease commitments	$ 24,778